Long-term debt (Details 1) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024
Debt Disclosure [Abstract]
2025	$ 10	$ 13
2026	848	849
2027	591	591
2028	240
Total future maturities of debt	$ 1,689	$ 1,453